COST OF SALES - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales [Abstract]
Labour costs	$ 159,884	$ 208,050
Consumables and materials	80,008	91,197
Energy	35,443	42,292
Maintenance	6,204	6,847
Assays and labwork	3,350	3,299
Insurance	2,483	3,531
Other costs	10,991	13,796
Production costs	298,363	369,012
Transportation and other selling costs	2,788	3,163
Workers' participation costs	20,636	18,897
Environmental duties and royalties	14,752	12,880
Finished goods inventory changes	6,405	6,105
Other	1,759	0
Cost of Sales	344,703	410,057
Cost of Sales - Standby Costs	$ 0	$ 13,438